Liquidity and Going Concern (Details Narrative)	Apr. 07, 2025 USD ($) $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock Issued During Period, Value, New Issues	$ 3,750,000
Shares Issued, Price Per Share | $ / shares	$ 4.00
Proceeds from Issuance Initial Public Offering	$ 13,500,000